Prepayments, other receivables and other assets	6 Months Ended
Jun. 30, 2023
Prepayments and accrued income other than contract assets [abstract]
Prepayments, other receivables and other assets
9.
Prepayments, other receivables and other assets

The detail information of prepayments, other receivables and other assets for the years ended December 31, 2022 and for the six months ended June 30, 2023 is as below:

	As of December 31, 2022	As of June 30, 2023
	RMB’000	RMB’000
Prepayment to charging stations	220,510	138,381
Prepayment for chargers procurement	35,519	40,787
Prepayment for rental, facilities and utilities	3,166	3,147
Miscellaneous prepayments	1,584	8,296
Value-added tax deductible	2,628	31,790
Other receivables from related parties(Note i)	—	100,127
Others	24,028	26,988
Total	287,435	349,516

Notes:

(i)
Other receivables from related parties mainly comprise a loan due from a subsidiary of NewLink that bears interest at 9% per annum and will be fully repaid by November 30, 2023.